Other accounts payable - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other accounts payable [Line Items]
Interest and penalties of disputed mining royalties	$ 3.0	$ 3.7
Withholding income tax	2.6	2.5
Pension funds	1.1	$ 1.0
Other employee related payables	$ 18.8